LEASES (Details 1) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
LEASES
Right-of-use assets	$ 101,588	$ 0
Right-of-use assets - accumulated amortization	0	0
Right-of-use assets, net	$ 101,588	$ 0